Capital Group International Bond ETF
(USD-Hedged)
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 94.58% Euros 27.62%	Principal amount (000)	Value (000)
Agence Francaise de Developpement 2.75% 9/30/2030	EUR500	$564
Agence Francaise de Developpement 3.75% 1/28/2036	600	682
Albania (Republic of) 4.75% 2/14/2035	200	227
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029) (a)	400	479
Amprion Gmbh 3.875% 6/5/2036	600	679
AT&T, Inc. 1.60% 5/19/2028	270	302
Athene Global Funding 3.41% 2/25/2030 (b)	400	448
Banco de Sabadell SA 3.50% 5/27/2031 (1-year EUR-ICE Swap EURIBOR + 1.25% on 5/27/2030) (a)	400	458
Banco de Sabadell SA 5.125% 6/27/2034 (5-year EUR Mid-Swap + 2.40% on 6/7/2029) (a)	200	237
Bank of Ireland Group PLC 5.00% 7/4/2031 (1-year EUR-ICE Swap EURIBOR + 2.05% on 7/4/2030) (a)	600	730
Barclays PLC 4.616% 3/26/2037 (5-year EUR Mid-Swap + 2.05% on 3/26/2032) (a)	300	348
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	210	239
Belgium (Kingdom of), Series 106, 3.40% 6/22/2036	280	318
Belgium (Kingdom of), Series 107, 4.35% 6/22/2056	365	421
BHP Billiton Finance, Ltd. 3.643% 9/4/2035	300	336
BMS Ireland Capital Funding DAC 2.973% 11/10/2030	321	363
BMS Ireland Capital Funding DAC 4.581% 11/10/2055	100	112
Bulgaria (Republic of) 3.375% 7/18/2035	245	271
CaixaBank SA 4.125% 2/9/2032 (3-month EUR-EURIBOR + 1.50% on 2/9/2031) (a)	600	705
Colombia (Republic of) 3.75% 9/19/2028	610	691
Deutsche Bank AG 4.00% 7/12/2028 (3-month EUR-EURIBOR + 0.95% on 7/12/2027) (a)	400	466
Deutsche Bank AG 3.375% 2/13/2031 (3-month EUR-EURIBOR + 1.25% on 2/13/2030) (a)	500	568
Eaton Capital Unlimited Co. 3.802% 5/21/2036	800	910
Electricite de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028) (a)	800	901
Electricite de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027) (a)	400	459
Equinor ASA 1.375% 5/22/2032	250	255
European Financial Stability Facility 2.875% 2/13/2034	740	834
European Financial Stability Facility 3.375% 8/30/2038	500	571
European Union 2.50% 10/14/2030	615	697
European Union 2.75% 12/13/2032	1,105	1,248
European Union 3.375% 12/12/2035	1,500	1,730
European Union 3.25% 12/12/2036	240	271
European Union 3.75% 10/12/2045	450	504
European Union 4.00% 10/12/2055	595	676
Ford Motor Credit Co., LLC 3.305% 5/17/2029	295	333
French Republic O.A.T. 2.70% 2/25/2031	1,164	1,318
French Republic O.A.T. 1.50% 5/25/2031	350	373
French Republic O.A.T. 2.00% 11/25/2032	415	441
French Republic O.A.T. 1.25% 5/25/2034	990	959
French Republic O.A.T. 3.75% 5/25/2056	250	254
Germany (Federal Republic of) 2.10% 3/15/2028	2,390	2,735
Germany (Federal Republic of) 2.50% 4/16/2031	660	755
Germany (Federal Republic of) 2.90% 2/15/2036	760	870
Germany (Federal Republic of) 2.90% 8/15/2056	560	579
Capital Group International Bond ETF (USD-Hedged) — Page 1 of 15

unaudited
Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Greece (Hellenic Republic of) 1.75% 6/18/2032	EUR100	$105
Greece (Hellenic Republic of) 4.375% 7/18/2038	700	836
Iberdrola SA 1.874% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.321% on 4/28/2026) (a)	400	461
Indonesia (Republic of) 0.90% 2/14/2027	225	255
Italy (Republic of), Series 7Y, 0.50% 7/15/2028	250	274
Italy (Republic of), Series 5Y, 3.35% 7/1/2029	750	875
Italy (Republic of) 3.25% 11/15/2032	6,860	7,808
Italy (Republic of), Series 10Y, 3.85% 7/1/2034	2,430	2,836
Italy (Republic of) 3.65% 8/1/2035	2,332	2,659
Italy (Republic of) 4.45% 9/1/2043	290	340
Italy (Republic of) 4.50% 10/1/2053	215	247
KfW 2.375% 6/29/2029	730	833
Lloyds Banking Group PLC 3.125% 8/24/2030 (1-year EUR Mid-Swap + 1.50% on 8/24/2029) (a)	600	683
McDonald’s Corp. 0.25% 10/4/2028 (b)	100	108
Mizuho Financial Group, Inc. 0.47% 9/6/2029 (3-month EUR-EURIBOR + 0.718% on 9/6/2028) (a)	825	890
Morgan Stanley 3.383% 1/23/2032 (3-month EUR-EURIBOR + 0.911% on 1/23/2031) (a)	310	352
Morgan Stanley 2.95% 5/7/2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031) (a)	575	639
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029) (a)	600	748
New York Life Global Funding 3.625% 1/9/2030 (b)	500	578
NextEra Energy Capital Holdings, Inc. 2.989% 2/10/2030	800	907
North Macedonia (Republic of) 4.75% 1/21/2034	124	136
Novo Nordisk Finance (Netherlands) BV 3.375% 5/21/2034	475	533
Orange 3.50% 5/19/2035	300	335
Philip Morris International, Inc. 2.75% 6/6/2029	520	589
Philip Morris International, Inc. 0.80% 8/1/2031	250	249
Portugal (Republic of), Series 10Y, 3.00% 6/15/2035	560	630
Prologis Euro Finance, LLC 4.00% 5/5/2034	200	229
Republika Srpska 6.25% 4/2/2031	220	256
Severn Trent Utilities Finance PLC 3.875% 8/4/2035	450	508
Spain (Kingdom of) 3.10% 7/30/2031	700	813
Spain (Kingdom of) 3.20% 10/31/2035	120	136
Spain (Kingdom of) 3.20% 10/31/2035	250	283
Spain (Kingdom of) 3.30% 4/30/2036	665	755
Svenska Handelsbanken AB 5.00% 8/16/2034 (5-year EUR Mid-Swap + 1.90% on 8/16/2029) (a)	560	669
TotalEnergies SE 2.00% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 1.898% on 4/17/2027) (a)	1,020	1,162
Toyota Finance Australia, Ltd. 2.676% 1/16/2029	725	822
Treasury Corp. of Victoria 3.625% 9/29/2040	400	452
United Mexican States 3.50% 9/19/2029	430	489
Verallia SAS 3.875% 11/4/2032	500	551
		59,348
Japanese yen 9.61%
Japan, Series 181, 1.30% 9/20/2030	JPY586,550	3,627
Japan, Series 3, 1.60% 9/20/2035	597,500	3,570
Japan, Series 380, 1.70% 9/20/2035	77,800	465
Japan 2.10% 12/20/2035	685,650	4,235
Japan, Series 194, 2.70% 9/20/2045	210,000	1,219
Japan, Series 68, 0.60% 9/20/2050	443,300	1,447
Japan, Series 84, 2.10% 9/20/2054	160,000	729
Japan, Series 88, 3.20% 9/20/2055	598,200	3,452
Japan, Series 89, 3.40% 12/20/2055	316,550	1,900
		20,644
Capital Group International Bond ETF (USD-Hedged) — Page 2 of 15

unaudited
Bonds, notes & other debt instruments (continued) British pounds 8.90%	Principal amount (000)	Value (000)
United Kingdom 0.875% 10/22/2029	GBP8,809	$10,358
United Kingdom 4.50% 3/7/2035	3,010	3,881
United Kingdom 0.625% 7/31/2035	3,465	3,144
United Kingdom 4.75% 10/22/2035	710	928
United Kingdom 4.375% 7/31/2054	730	805
		19,116
Chinese yuan renminbi 8.21%
China (People’s Republic of), Series INBK, 1.43% 1/25/2030	CNY30,130	4,362
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	78,970	11,908
China (People’s Republic of), Series INBK, 1.92% 1/15/2055	5,050	666
China Development Bank 1.54% 6/13/2030	4,870	702
		17,638
Australian dollars 4.26%
Australia (Commonwealth of) 1.00% 12/21/2030	AUD3,418	1,995
Australia (Commonwealth of) 3.50% 12/21/2034	4,650	2,887
Australia (Commonwealth of) 4.25% 12/21/2035	1,599	1,043
New South Wales Australia (State of) 2.50% 11/22/2032	1,500	878
New South Wales Treasury Corp. 5.25% 2/24/2038	2,143	1,412
Treasury Corp. of Victoria 5.50% 9/15/2039	1,435	947
		9,162
Brazilian reais 2.96%
Brazil (Federative Republic of) 0% 7/1/2026	BRL2,430	454
Brazil (Federative Republic of) 0% 10/1/2026	4,000	722
Brazil (Federative Republic of) 0% 1/1/2029	17,035	2,315
Brazil (Federative Republic of) 10.00% 1/1/2031	16,008	2,701
Brazil (Federative Republic of) 6.00% 8/15/2050	1,079	179
		6,371
Hungarian forints 2.95%
Hungary (Republic of) 3.00% 8/21/2030	HUF1,889,410	4,817
Hungary (Republic of) 6.75% 7/23/2031	104,900	310
Hungary (Republic of) 3.25% 10/22/2031	216,640	538
Hungary (Republic of), Series 33/A, 2.25% 4/20/2033	306,900	678
		6,343
Czech korunas 2.81%
Czech Republic, Series 153, 5.75% 3/29/2029	CZK35,750	1,754
Czech Republic, Series 152, 6.20% 6/16/2031	25,280	1,283
Czech Republic, Series 157, 3.60% 6/3/2036	70,900	3,004
		6,041
South Korean won 2.68%
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW672,890	432
South Korea (Republic of), Series 2903, 3.25% 3/10/2029	826,800	535
South Korea (Republic of), Series 3312, 4.125% 12/10/2033	7,218,540	4,785
		5,752
Capital Group International Bond ETF (USD-Hedged) — Page 3 of 15

unaudited
Bonds, notes & other debt instruments (continued) Norwegian kroner 2.21%	Principal amount (000)	Value (000)
Norway (Kingdom of), Series 487, 3.625% 4/13/2034	NOK25,050	$2,466
Norway (Kingdom of) 3.75% 6/12/2035	11,090	1,095
Norway (Kingdom of) 4.125% 6/3/2036	11,615	1,178
		4,739
Malaysian ringgits 2.15%
Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR3,090	765
Malaysia (Federation of), Series 0219, 3.885% 8/15/2029	1,880	472
Malaysia (Federation of), Series 0125, 3.336% 5/15/2030	2,700	666
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	5,260	1,314
Malaysia (Federation of), Series 0124, 4.054% 4/18/2039	2,100	527
Malaysia (Federation of), Series 0224, 4.18% 5/16/2044	3,470	877
		4,621
New Zealand dollars 1.66%
New Zealand 2.00% 5/15/2032	NZD1,200	602
New Zealand 4.25% 5/15/2036	5,375	2,971
		3,573
Philippine pesos 0.97%
International Bank for Reconstruction & Development 4.93% 11/3/2032	PHP31,600	496
Philippines (Republic of) 6.25% 2/28/2029	17,900	293
Philippines (Republic of) 6.75% 9/15/2032	62,000	1,016
Philippines (Republic of) 6.375% 4/28/2035	17,500	278
		2,083
Colombian pesos 0.56%
Colombia (Republic of), Series B, 12.50% 2/27/2030	COP2,925,000	762
Colombia (Republic of), Series B, 7.75% 9/18/2030	2,050,100	449
		1,211
Chilean pesos 0.53%
Chile (Republic of) 6.00% 4/1/2033	CLP1,025,000	1,139
Canadian dollars 0.49%
CPPIB Capital, Inc. 4.00% 6/2/2035	CAD500	363
Ontario (Province of) 3.95% 12/2/2035	950	684
		1,047
Mexican pesos 0.39%
United Mexican States, Series M, 8.00% 2/21/2036	MXN10,559	540
United Mexican States, Series M, 8.00% 7/31/2053	6,500	301
		841
Polish zloty 0.23%
Poland (Republic of) 4.50% 7/25/2030	PLN1,920	505
U.S. dollars 15.39%
522 Funding CLO, Ltd., Series 2019-5A, Class AR2, (3-month USD CME Term SOFR + 1.02%) 4.68% 4/15/2035 (c)(d)(e)	USD250	250
AbbVie, Inc. 4.125% 3/15/2031	125	123
AbbVie, Inc. 4.40% 3/15/2033	217	213
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (c)(d)	63	63
Capital Group International Bond ETF (USD-Hedged) — Page 4 of 15

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (c)(d)	USD264	$263
Air Lease Corp. 4.50% 3/24/2029 (d)	135	134
Air Lease Corp. 4.85% 3/24/2031 (d)	155	153
Amgen, Inc. 4.85% 2/19/2036	491	483
Amgen, Inc. 5.65% 3/2/2053	275	267
Ansley Park Capital, LLC, Series 2025-A, Class C, 4.82% 4/20/2035 (c)(d)	100	99
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (c)(d)	294	291
Arthur J. Gallagher & Co. 5.15% 2/15/2035	240	238
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (c)(d)	300	305
Avis Budget Rental Car Funding (AESOP), LLC, Series 2026-2A, Class D, 7.04% 8/20/2032 (c)(d)	470	467
Bank5, Series 2025-5YR18, Class AS, 5.466% 12/15/2058 (c)(e)	140	142
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (c)(e)	45	46
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (a)(d)	500	493
Broadcom, Inc. 3.469% 4/15/2034	200	180
Broadcom, Inc. 5.20% 7/15/2035	102	103
BX Commercial Mortgage Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.376% 9/15/2034 (c)(d)(e)	93	93
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.637% 11/15/2038 (c)(d)(e)	75	75
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(d)	100	101
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.373% 12/15/2044 (c)(d)(e)	271	271
BX Trust, Series 2025-VOLT, Class D, (1-month USD CME Term SOFR + 2.75%) 6.673% 12/15/2044 (c)(d)(e)	140	139
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(d)	290	298
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.56% 7/15/2041 (c)(d)(e)	100	100
Canadian National Railway Co. 4.20% 3/12/2031	525	518
Charter Communications Operating, LLC 2.80% 4/1/2031	300	269
Charter Communications Operating, LLC 4.40% 4/1/2033	530	496
Charter Communications Operating, LLC 6.70% 12/1/2055	355	339
Chile (Republic of) 4.35% 4/13/2031	320	314
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	220	219
Colombia (Republic of) 3.00% 1/30/2030	400	359
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 2/25/2044 (c)(d)(e)	26	26
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.612% 2/25/2046 (c)(d)(e)	433	435
Coty, Inc. 5.60% 1/15/2031 (d)	680	659
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (c)(d)(e)	100	101
Edison International 6.25% 3/15/2030	25	26
Edison International 5.25% 3/15/2032	150	149
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (c)(d)(e)	291	289
ENEL Finance International NV 4.125% 9/30/2028 (d)	200	198
Enterprise Products Operating, LLC 5.20% 1/15/2036	19	19
Export-Import Bank of India 5.00% 1/12/2036 (d)	450	441
Export-Import Bank of Thailand 5.354% 5/16/2029	250	256
Fannie Mae Pool #MA5329 6.50% 4/1/2054 (c)	34	36
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (c)	44	46
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (c)	133	138
Fannie Mae Pool #DC2758 6.50% 4/1/2055 (c)	139	144
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (c)	28	29
Fannie Mae Pool #MA5737 6.50% 6/1/2055 (c)	119	123
Ford Motor Co. 3.25% 2/12/2032	500	434
Ford Motor Credit Co., LLC 6.95% 6/10/2026	250	251
Ford Motor Credit Co., LLC 4.97% 4/6/2029	650	642
Ford Motor Credit Co., LLC 5.875% 11/7/2029	490	496
Ford Motor Credit Co., LLC 5.42% 4/9/2031	330	324
Freddie Mac Pool #RJ2702 6.00% 8/1/2054 (c)	120	122
Capital Group International Bond ETF (USD-Hedged) — Page 5 of 15

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QJ3931 6.50% 9/1/2054 (c)	USD120	$124
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (c)	84	86
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (c)	24	25
Freddie Mac Pool #RJ6300 6.50% 1/1/2056 (c)	29	30
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 7.362% 9/25/2042 (c)(d)(e)	100	103
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 4.612% 1/25/2045 (c)(d)(e)	10	10
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class M2, (30-day Average USD-SOFR + 1.30%) 4.962% 2/25/2046 (c)(d)(e)	385	386
GENM Capital Labuan, Ltd. 3.882% 4/19/2031	400	355
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (a)	650	646
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.963% 3/15/2042 (c)(d)(e)	100	98
HTA Group, Ltd. 6.75% 4/1/2031 (d)	400	396
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (c)(d)(e)	109	112
Huntington National Bank (The), Series 2026-1, Class C, (30-day Average USD-SOFR + 2.00%) 5.672% 2/20/2034 (c)(d)(e)	658	659
Hyundai Capital America 4.25% 9/18/2028 (d)	267	265
Hyundai Capital America 5.40% 6/24/2031 (d)	540	550
Imprint Payments Credit Card Master Trust, Series 2025-A, Class D, 5.82% 9/15/2029 (c)(d)	100	100
Intercontinental Exchange, Inc. 3.95% 12/1/2028	350	347
Intercontinental Exchange, Inc. 4.20% 3/15/2031	115	113
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(d)	400	461
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (a)	100	98
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (a)	150	148
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (a)	50	45
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (a)	600	594
Korea Electric Power Corp. 4.75% 2/13/2028 (d)	200	202
Korea Gas Corp. 5.00% 7/8/2029 (d)	200	205
LAD Auto Receivables Trust, Series 2026-1A, Class A2, 3.75% 5/15/2029 (c)(d)	147	147
LG Energy Solution, Ltd. 5.25% 4/2/2028 (d)	200	202
LYB International Finance III, LLC 5.125% 1/15/2031	37	37
Mars, Inc. 5.20% 3/1/2035 (d)	430	434
Meta Platforms, Inc. 5.50% 11/15/2045	220	208
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(c)(d)	92	92
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(d)	100	100
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (c)(d)	100	101
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (a)	650	650
Motherson Global Investments BV 5.625% 7/11/2029 (d)	200	203
MTN (Mauritius) Investments, Ltd. 6.50% 10/13/2026	400	403
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	50	50
Novartis Capital Corp. 4.60% 3/18/2033	222	221
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.668% 11/5/2038 (c)(d)(e)	153	152
Onslow Bay Financial, LLC, Series 2026-R1, Class A1, 4.884% 1/25/2063 (c)(d)(e)	329	327
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (a)(c)(d)	75	75
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (c)(d)(e)	280	278
Oracle Corp. 4.45% 9/26/2030	250	241
Oracle Corp. 5.35% 5/4/2033	320	312
Oracle Corp. 6.00% 8/3/2055	355	298
OWN Equipment Fund III, Series 2025-2M, Class C, 8.77% 3/27/2034 (c)(d)	482	490
Pacific Gas and Electric Co. 5.00% 6/4/2028	100	101
Pacific Gas and Electric Co. 6.00% 8/15/2035	50	52
PacifiCorp 5.30% 2/15/2031	715	725
Capital Group International Bond ETF (USD-Hedged) — Page 6 of 15

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (c)(d)	USD525	$524
Petroleos Mexicanos 6.70% 2/16/2032	540	529
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	470	437
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (c)(d)	250	247
Progress Residential Trust, Series 2026-SFR1, Class A, 3.85% 2/17/2043 (c)(d)	397	379
Roper Technologies, Inc. 4.45% 9/15/2030	490	483
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029) (a)	200	197
Sands China, Ltd. 5.40% 8/8/2028	200	202
Saudi Arabia (Kingdom of) 4.125% 1/12/2029 (d)	517	510
Saudi Arabian Oil Co. 4.00% 2/2/2029 (d)	200	196
Saudi Arabian Oil Co. 4.375% 2/2/2031 (d)	238	232
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(d)	100	102
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(d)	3	3
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (c)(d)	39	39
Southern California Edison Co. 2.50% 6/1/2031	225	201
Southern California Edison Co. 5.45% 6/1/2031	25	26
Southern California Edison Co. 4.80% 3/15/2033	325	319
Southern California Edison Co. 5.20% 6/1/2034	25	25
Southern California Edison Co. 5.90% 3/1/2055	75	72
Stillwater Mining Co. 4.00% 11/16/2026 (b)	200	198
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class D, (1-month USD CME Term SOFR + 2.591%) 6.314% 2/15/2042 (c)(d)(e)	100	99
Synopsys, Inc. 5.15% 4/1/2035	290	291
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	209	207
Towd Point Mortgage Trust, Series 2018-2, Class M1, 3.5% 3/25/2058 (c)(d)(e)	400	380
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(d)	134	135
U.S. Bank National Association, Series 2026-RVM1, Class D, 7.056% 12/25/2046 (c)(d)	250	251
United Mexican States 5.375% 3/22/2033	400	392
United Mexican States 6.125% 2/9/2038	277	270
UnitedHealth Group, Inc. 5.15% 7/15/2034	102	103
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (a)(c)(d)	171	169
Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069 (c)(d)(e)	76	76
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (a)	175	173
Westlake Automobile Receivables Trust, Series 2026-P1, Class A3, 3.92% 3/15/2030 (c)(d)	211	210
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(d)	58	58
		33,080
Total bonds, notes & other debt instruments (cost: $206,480,000)		203,254
Short-term securities 4.07% Money market investments 4.07%	Shares
Capital Group Central Cash Fund 3.71% (f)(g)	87,488	8,748
Total short-term securities (cost: $8,747,000)		8,748
Total investment securities 98.65% (cost: $215,227,000)		212,002
Other assets less liabilities 1.35%		2,901
Net Assets 100.00%		$214,903
Capital Group International Bond ETF (USD-Hedged) — Page 7 of 15

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2026 (000)
2 Year Euro-Schatz Futures	Long	144	6/8/2026	USD17,601	$(175)
2 Year U.S. Treasury Note Futures	Long	52	6/30/2026	10,787	(22)
3 Year Australian Treasury Bond Futures	Long	107	6/15/2026	7,652	(19)
5 Year Canadian Government Bond Futures	Long	25	6/19/2026	2,040	(28)
5 Year Euro-Bobl Futures	Long	160	6/8/2026	21,347	(414)
5 Year U.S. Treasury Note Futures	Short	39	6/30/2026	(4,219)	59
10 Year Australian Treasury Bond Futures	Long	40	6/15/2026	2,974	(8)
10 Year Canadian Government Bond Futures	Short	17	6/19/2026	(1,467)	30
10 Year Euro-Bund Futures	Short	57	6/8/2026	(8,261)	172
10 Year French Government Bond Futures	Long	3	6/8/2026	412	(16)
10 Year Italy Government Bond Futures	Long	1	6/8/2026	134	(6)
10 Year Japanese Government Bond Futures	Long	12	6/15/2026	9,853	(118)
10 Year UK Gilt Futures	Long	3	6/26/2026	349	(19)
10 Year U.S. Treasury Note Futures	Short	2	6/18/2026	(222)	4
10 Year Ultra U.S. Treasury Note Futures	Short	116	6/18/2026	(13,168)	207
30 Year Euro-Buxl Futures	Long	30	6/8/2026	3,823	(66)
30 Year Ultra U.S. Treasury Bond Futures	Long	3	6/18/2026	350	(12)
					$(431)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
EUR	19,688	USD	16,646	JPMorgan Chase Bank	4/1/2026	$447
USD	19,287	EUR	16,821	Citibank	4/1/2026	156
HUF	1,891	USD	604,820	Citibank	4/1/2026	73
GBP	5,580	USD	4,175	Goldman Sachs	4/1/2026	54
USD	1,781	HUF	604,820	Bank of America	4/1/2026	38
USD	6,264	GBP	4,745	Goldman Sachs	4/1/2026	16
GBP	496	USD	370	Citibank	4/1/2026	6
GBP	266	USD	200	Royal Bank of Canada	4/1/2026	1
EUR	203	USD	175	Goldman Sachs	4/1/2026	— (h)
USD	79	TRY	3,575	Citibank	4/2/2026	1
TRY	79	USD	3,575	Goldman Sachs	4/2/2026	(1)
USD	1,232	BRL	6,430	BNP Paribas	4/8/2026	8
BRL	625	USD	3,440	Citibank	4/8/2026	(38)
BRL	536	USD	2,990	Citibank	4/8/2026	(40)
KRW	5,737	USD	8,591,489	Standard Chartered Bank	4/10/2026	24
KRW	363	USD	532,290	Royal Bank of Canada	4/10/2026	9
COP	1,342	USD	5,181,200	Morgan Stanley	4/10/2026	(67)
NZD	2,599	USD	4,405	Citibank	4/13/2026	67
GBP	5,891	USD	4,426	BNP Paribas	4/13/2026	32
NOK	2,171	USD	20,769	Goldman Sachs	4/13/2026	26
MXN	919	USD	16,311	Morgan Stanley	4/13/2026	9
NZD	513	USD	878	Citibank	4/13/2026	9
GBP	373	USD	282	Royal Bank of Canada	4/13/2026	— (h)
NOK	303	USD	2,956	Bank of New York	4/13/2026	(2)
Capital Group International Bond ETF (USD-Hedged) — Page 8 of 15

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Currency purchased (000)		Currency sold (000)
NOK	2,330	USD	22,590	HSBC Bank	4/13/2026	$(3)
AUD	7,498	USD	10,695	Morgan Stanley	4/14/2026	120
EUR	13,963	USD	11,972	Goldman Sachs	4/14/2026	118
CAD	1,246	USD	1,704	Standard Chartered Bank	4/14/2026	21
AUD	1,019	USD	1,450	Royal Bank of Canada	4/14/2026	19
AUD	513	USD	726	Royal Bank of Canada	4/14/2026	12
EUR	1,565	USD	1,350	Goldman Sachs	4/14/2026	3
EUR	1,683	USD	1,454	BNP Paribas	4/14/2026	1
HUF	493	USD	167,756	Goldman Sachs	4/14/2026	(11)
HUF	546	USD	186,000	HSBC Bank	4/14/2026	(13)
EUR	2,122	USD	1,853	Royal Bank of Canada	4/14/2026	(21)
JPY	16,428	USD	2,582,611	Royal Bank of Canada	4/15/2026	137
CNH	16,053	USD	110,162	Standard Chartered Bank	4/15/2026	44
CZK	4,484	USD	94,458	JPMorgan Chase Bank	4/15/2026	35
AUD	499	USD	700	Barclays Bank PLC	4/15/2026	17
AUD	286	USD	410	JPMorgan Chase Bank	4/15/2026	4
JPY	486	USD	76,490	Royal Bank of Canada	4/15/2026	4
CZK	333	USD	7,000	Bank of New York	4/15/2026	3
CNH	438	USD	3,000	Royal Bank of Canada	4/15/2026	2
JPY	796	USD	126,000	Goldman Sachs	4/15/2026	1
CNH	705	USD	4,850	Goldman Sachs	4/15/2026	1
CZK	536	USD	11,348	HSBC Bank	4/15/2026	1
CNH	450	USD	3,100	Royal Bank of Canada	4/15/2026	— (h)
CNH	322	USD	2,220	Standard Chartered Bank	4/15/2026	(1)
USD	200	CZK	4,200	Royal Bank of Canada	4/15/2026	(2)
JPY	431	USD	68,660	Royal Bank of Canada	4/15/2026	(2)
JPY	742	USD	118,042	Royal Bank of Canada	4/15/2026	(3)
HUF	121	USD	41,549	Royal Bank of Canada	4/15/2026	(4)
USD	287	AUD	410	HSBC Bank	4/15/2026	(5)
JPY	1,979	USD	315,000	Goldman Sachs	4/15/2026	(8)
HUF	3,457	USD	1,161,293	Barclays Bank PLC	4/15/2026	(32)
CLP	1,200	USD	1,095,200	Citibank	4/17/2026	17
PLN	537	USD	1,990	HSBC Bank	4/17/2026	1
MYR	3,933	USD	15,514	JPMorgan Chase Bank	4/20/2026	98
PHP	2,077	USD	124,000	HSBC Bank	4/21/2026	32
GBP	5,981	USD	4,489	Bank of America	4/22/2026	39
GBP	866	USD	650	Barclays Bank PLC	4/22/2026	5
EUR	680	USD	590	HSBC Bank	4/22/2026	(3)
EUR	21,439	USD	18,561	Barclays Bank PLC	4/22/2026	(35)
BRL	5,196	USD	27,208	Citibank	4/22/2026	(37)
HUF	1,777	USD	604,820	Bank of America	5/7/2026	(37)
USD	1,688	EUR	1,460	Barclays Bank PLC	5/8/2026	2
GBP	6,264	USD	4,745	Goldman Sachs	5/8/2026	(16)
EUR	19,320	USD	16,822	Citibank	5/8/2026	(156)
BRL	421	USD	2,400	Morgan Stanley	7/9/2026	(32)
BRL	728	USD	3,980	Citibank	10/8/2026	(7)
						$1,137
Capital Group International Bond ETF (USD-Hedged) — Page 9 of 15

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
6-month EURIBOR	Semi-annual	2.2007%	Annual	2/10/2027	EUR1,250	$5	$—	$5
6-month EURIBOR	Semi-annual	2.2032%	Annual	2/10/2027	1,250	5	—	5
4.1378%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	NOK14,760	(9)	—	(9)
4.135%	Annual	6-month NOK-NIBOR	Semi-annual	2/10/2027	14,740	(9)	—	(9)
3-month SEK STIBOR	Quarterly	2.3132%	Annual	5/1/2030	SEK22,000	2	—	2
3.7898%	Annual	6-month NOK-NIBOR	Semi-annual	9/10/2030	NOK9,350	(15)	—	(15)
3-month SEK STIBOR	Quarterly	2.3327%	Annual	10/7/2030	SEK13,000	19	—	19
3-month SEK STIBOR	Quarterly	2.3592%	Annual	10/9/2030	4,000	5	—	5
4.0258%	Annual	6-month NOK-NIBOR	Semi-annual	11/11/2030	NOK15,054	(42)	—	(42)
4.0988%	Annual	6-month NOK-NIBOR	Semi-annual	11/12/2030	11,000	(27)	—	(27)
4.0588%	Annual	6-month NOK-NIBOR	Semi-annual	12/9/2030	3,056	(8)	—	(8)
3-month SEK STIBOR	Quarterly	2.5987%	Annual	1/27/2031	SEK6,230	6	—	6
4.355%	Annual	6-month NOK-NIBOR	Semi-annual	2/13/2031	NOK16,700	(19)	—	(19)
4.305%	Annual	6-month NOK-NIBOR	Semi-annual	2/16/2031	9,200	(12)	—	(12)
4.285%	Annual	6-month NOK-NIBOR	Semi-annual	2/16/2031	11,520	(16)	—	(16)
3-month SEK STIBOR	Quarterly	2.8652%	Annual	4/2/2031	SEK21,910	— (h)	—	— (h)
SOFR	Annual	3.313%	Annual	9/10/2032	USD970	24	—	24
3-month SEK STIBOR	Quarterly	2.9592%	Annual	12/9/2035	SEK7,388	(1)	—	(1)
3-month SEK STIBOR	Quarterly	2.9747%	Annual	12/19/2035	9,430	(2)	—	(2)
3-month SEK STIBOR	Quarterly	2.7902%	Annual	2/12/2036	17,750	40	—	40
						$(54)	$—	$(54)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.89%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL4,880	$9	$—	$9
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	6,400	(58)	—	(58)
13.89%	At maturity	BZDIOVER	At maturity	JPMorgan Cazenove	2/1/2030	6,300	10	—	10
							$(39)	$—	$(39)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
CDX.NA.HY.S45	5.00%	Quarterly	12/20/2030	USD916	$(50)	$(54)	$4
CDX.NA.HY.S46	5.00%	Quarterly	6/20/2031	75	(4)	(4)	— (h)
CDX.NA.IG.S46	1.00%	Quarterly	6/20/2031	7,280	(128)	(125)	(3)
					$(182)	$(183)	$1
Capital Group International Bond ETF (USD-Hedged) — Page 10 of 15

unaudited
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount(i) (000)	Value at 3/31/2026(j) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
1.00%	Quarterly	iTraxx Europe S45	6/20/2031	EUR6,660	$108	$113	$(5)
5.00%	Quarterly	iTraxx Europe Crossover S45	6/20/2031	2,880	214	223	(9)
					$322	$336	$(14)
Investments in affiliates (g)

	Value at 1/1/2026 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2026 (000)	Dividend or interest income (000)
Short-term securities 4.07%
Money market investments 4.07%
Capital Group Central Cash Fund 3.71% (f)	$1,241	$46,229	$38,721	$(2)	$1	$8,748	$44
Restricted securities (b)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
New York Life Global Funding 3.625% 1/9/2030	9/9/2024- 11/11/2025	$597	$578	0.27%
Athene Global Funding 3.41% 2/25/2030	3/2/2026	463	448	0.21
Stillwater Mining Co. 4.00% 11/16/2026	6/25/2024	196	198	0.10
McDonald’s Corp. 0.25% 10/4/2028	6/25/2024	100	108	0.05
		$1,356	$1,332	0.63%

(a)	Step bond; coupon rate may change at a later date.
(b)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,502,000, which represented 7.21% of the net assets of the fund.

(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(f)	Rate represents the seven-day yield at 3/31/2026.
(g)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
(h)	Amount less than one thousand.
(i)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(j)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Capital Group International Bond ETF (USD-Hedged) — Page 11 of 15

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $106,054,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $200,794,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $190,941,000 and $12,404,000, respectively.
Capital Group International Bond ETF (USD-Hedged) — Page 12 of 15

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$59,348	$—	$59,348
Japanese yen	—	20,644	—	20,644
British pounds	—	19,116	—	19,116
Chinese yuan renminbi	—	17,638	—	17,638
Australian dollars	—	9,162	—	9,162
Brazilian reais	—	6,371	—	6,371
Hungarian forints	—	6,343	—	6,343
Czech korunas	—	6,041	—	6,041
South Korean won	—	5,752	—	5,752
Norwegian kroner	—	4,739	—	4,739
Malaysian ringgits	—	4,621	—	4,621
New Zealand dollars	—	3,573	—	3,573
Philippine pesos	—	2,083	—	2,083
Colombian pesos	—	1,211	—	1,211
Chilean pesos	—	1,139	—	1,139
Canadian dollars	—	1,047	—	1,047
Mexican pesos	—	841	—	841
Polish zloty	—	505	—	505
U.S. dollars	—	33,080	—	33,080
Short-term securities	8,748	—	—	8,748
Total	$8,748	$203,254	$—	$212,002

Capital Group International Bond ETF (USD-Hedged) — Page 13 of 15

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$472	$—	$—	$472
Unrealized appreciation on open forward currency contracts	—	1,713	—	1,713
Unrealized appreciation on centrally cleared interest rate swaps	—	106	—	106
Unrealized appreciation on bilateral interest rate swaps	—	19	—	19
Unrealized appreciation on centrally cleared credit default swaps	—	4	—	4
Liabilities:
Unrealized depreciation on futures contracts	(903)	—	—	(903)
Unrealized depreciation on open forward currency contracts	—	(576)	—	(576)
Unrealized depreciation on centrally cleared interest rate swaps	—	(160)	—	(160)
Unrealized depreciation on bilateral interest rate swaps	—	(58)	—	(58)
Unrealized depreciation on centrally cleared credit default swaps	—	(17)	—	(17)
Total	$(431)	$1,031	$—	$600

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviation(s)
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints

ICE = Intercontinental Exchange, Inc.
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
NZD = New Zealand dollars
PHP = Philippine pesos
PLN = Polish zloty
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
STIBOR = Stockholm Interbank Offered Rate
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
Capital Group International Bond ETF (USD-Hedged) — Page 14 of 15

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
ETGEFP1-321-0526
Capital Group International Bond ETF (USD-Hedged) — Page 15 of 15